U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 25, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Muhlenkamp Fund, is Post-Effective Amendment No. 140 and Amendment No. 141 to the Trust’s Registration Statement on Form N 1A. This Post-Effective Amendment No. 140 is being filed under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material revisions as appropriate and file updated exhibits to the registration statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.